Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2025
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 02, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 07, 2025
Prospectus Date	rr_ProspectusDate	Apr. 07, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A